Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	May 31, 2011 Floating Rate Senior Notes due in 2012	May 24, 2011 Floating Rate Senior Notes due in 2012	May 31, 2011 Floating Rate Senior Notes due in 2013	May 24, 2011 Floating Rate Senior Notes due in 2013	May 31, 2011 1.375% Senior Notes due in 2014	May 24, 2011 1.375% Senior Notes due in 2014	May 31, 2011 3.90% Senior Notes due in 2021	May 24, 2011 3.90% Senior Notes due in 2021	May 31, 2011 5.20% Senior Notes due in 2041	May 24, 2011 5.20% Senior Notes due in 2041	Dec. 31, 2011 Machinery and Power Systems	Dec. 31, 2011 Financial Products	Dec. 31, 2009 Financial Products
Funds for Acquisition
Notes				$ 500		$ 750		$ 750		$ 1,250		$ 1,250
Debt instrument, interest rate (as a percent)									1.375%		3.90%		5.20%
Commercial paper outstanding, classified as long-term																71
Medium-term notes, weighted-average interest rate (as a percent)	3.90%
Medium-term notes, maximum remaining maturity (in years)	17
2012	5,660													558	5,102
2013	6,934													1,118	5,816
2014	5,421													757	4,664
2015	992													5	987
2016	2,297													522	1,775
Medium-term notes, callable	220
Interest paid on short-term and long-term borrowings	$ 1,208	$ 1,247	$ 1,411
Basis for variable interest rate				Three-month USD LIBOR		Three-month USD LIBOR
Additional average spread over LIBOR (as a percent)					0.10%		0.17%